Stock Incentive Plans	12 Months Ended
Dec. 31, 2022
Stock Incentive Plans [Abstract]
STOCK INCENTIVE PLANS

13.    STOCK INCENTIVE PLANS

In April 2016, we adopted the 2016 Equity Incentive Plan (the “2016 Plan”) as a successor and continuation of the 2006 Plan. Under the 2016 Plan, the Company was permitted to grant awards of stock options and RSUs, as well as stock appreciation rights and other stock awards. During the year ended December 31, 2021, the Company amended the 2016 Plan to increase the number of shares of common stock reserved for issuance by 6,667,478 to an aggregate of 48,347,329. As of the Closing Date of the Business Combination, the Company no longer has shares available for issuance under the 2016 Plan.

The 2016 Plan provides for incentive stock options to be granted to employees at an exercise price not less than 100% of the fair value at the grant date as determined by the Board of Directors, unless the optionee is a 10% stockholder, in which case the option price will not be less than 110% of such fair market value. Options granted generally have a maximum term of 10 years from grant date, are exercisable upon vesting unless otherwise designated for early exercise by the Board of Directors at the time of grant, and generally vest over a four-year period, with a 25% cliff vesting after one year and then ratably on a monthly basis for the remaining three years. RSUs granted generally vest over a four-year period, with 25% cliff vesting after one year and then ratably on a quarterly basis for the remaining three years. As of December 31, 2022, the Company had 2,640,309 awards remaining for issuance under the 2016 Plan.

On April 26, 2022, the stockholders of the Company approved the SoundHound AI, Inc. 2022 Incentive Award Plan (the “2022 Incentive Plan”)(collectively, with the 2006 Plan and the 2016 Plan, the “Plans”), which became effective upon the Closing. The Company initially reserved 19,650,371 shares of Class A Common Stock for the issuance of awards under the 2022 Incentive Plan (“Initial Limit”). The Initial Limit represents 10% of the aggregate number of shares of the Company’s common stock outstanding immediately after the Closing and is subject to increase each year over a ten-year period. The Incentive Award Plan provides for the grant of stock options, which may be ISOs or non-statutory stock options (“NSOs”), stock appreciation rights (“SARs”), restricted shares, restricted stock units and other stock or cash-based awards that the Incentive Award Plan Administrator determines are consistent with the purpose of the Incentive Award Plan and the interests of the Combined Company, or collectively, awards. As of December 31, 2022, the Company had 1,929,334 awards remaining for issuance under the 2022 Incentive Plan.

On April 26, 2022, the stockholders of the Company approved the SoundHound AI, Inc. 2022 Employee Stock Purchase Plan (the “ESPP”), which became effective upon the Closing. An aggregate of 3,930,074 shares of the Company’s Class A Common Stock has been reserved for issuance or transfer pursuant to rights granted under the ESPP (“Aggregate Number”). The Aggregate Number represents 2% of the aggregate number of shares of the Company’s common stock outstanding immediately after the Closing and is subject to increase each year over a ten-year period. The ESPP provides eligible employees with an opportunity to purchase common stock from the Company at a discount through accumulated payroll deductions. The ESPP is being implemented through a series of offerings of purchase rights to eligible employees. Under the ESPP, the Company’s Board of Directors may specify offerings but generally provides for a duration of 27 months. The purchase price will be specified pursuant to the offering, but cannot, under the terms of the ESPP, be less than 85% of the lower of the fair market value per share of the Company’s common stock on either the offering date or on the purchase date. The ESPP also includes a six-month look-back provision for the purchase price if the stock price on the purchase date is less than the stock price on the offering date. The first offering period under the ESPP began on November 1, 2022. As of December 31, 2022, we had not yet issued any shares pursuant to the ESPP.

Option Activity

Stock option activity under the Plans was as follows for the years ended December 31, 2022 and 2021:

	Number of Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (Years)	Aggregate Intrinsic Value (in Thousands)
Outstanding, December 31, 2020	28,772,180	$2.38
Granted	6,303,953	7.22
Exercised	(2,590,780)	0.96
Forfeited or cancelled	(2,123,948)	3.13
Outstanding, December 31, 2021	30,361,405	3.45
Granted	391,619	6.17
Exercised	(3,595,706)	1.16		$22,534
Forfeited or cancelled	(1,736,893)	4.63
Outstanding, December 31, 2022	25,420,425	$3.74	6.32	$1,448
Exercisable, December 31, 2022	18,952,826	3.04	5.65	1,448

Options exercised early are subject to the vesting provisions mentioned above, and any unvested shares are subject to repurchase at the original price upon termination of employment, death, or disability. There were no option exercises during the year ended December 31, 2022 and 2021 that were subject to repurchase.

The weighted average grant date fair value per option granted was $3.11 and $3.06, during the years ended December 31, 2022 and 2021, respectively. The total fair value of options vested was approximately $9.9 million and $5.4 million, during the years ended December 31, 2022 and 2021, respectively. As of December 31, 2022, the unamortized expense related to outstanding options was $15.3 million. The weighted average remaining amortization period over which the balance as of December 31, 2022 is to be amortized is 2.33 years.

For the purpose of determining the estimated fair value of share-based payment awards issued in the form of stock options, the Company uses the Black-Scholes option-pricing model. The assumptions under the Black-Scholes option-pricing model during the years ended December 31, 2022 and 2021 were as follows for option awards:

	Year Ended December 31,
	2022	2021
Dividend yield	0%	0%
Expected volatility	51%	42%
Expected term (years)	5.88	6.01
Risk free interest rate	2.58%	1.14%

For the purpose of determining the estimated fair value of ESPP shares, the Company uses the Black-Scholes option-pricing model. The assumptions under the Black-Scholes option-pricing model during the year ended December 31, 2022 were as follows for ESPP awards:

Year Ended December 31, 2022
Dividend yield	0%
Expected volatility	77%
Expected term (years)	0.52
Risk free interest rate	4.53%

Restricted Stock Unit Activity

Restricted stock unit activity under the Plans was as follows for the year ended December 31, 2022:

	Number of Shares	Weighted Average Grant Date Fair Value
Outstanding, December 31, 2021	—	$—
Granted	20,416,417	4.26
Vested	(2,515,851)	4.99
Forfeited	(1,184,183)	4.46
Outstanding, December 31, 2022	16,716,383	$4.14

The Company recorded stock-based compensation expense of $0.4 million related to Performance-Based RSUs during the year ended December 31, 2022. Unamortized expense related to Performance-Based RSUs was $7.1 million as of December 31, 2022.

To derive the fair value of Market-Based RSUs, the Company applies a Monte Carlo simulation to determine the grant date fair value. Stock-based compensation related to Market RSUs is recognized over the derived service period.

The assumptions under the Monte Carlo simulation model and the calculated fair value of the Market-Based RSUs granted to employees during the year ended December 31, 2022 were as follows:

Year Ended December 31, 2022
Expected volatility	52%
Expected term (years)	4
Drift rate	2.9%

The weighted average grant date fair value of the Market-Based RSUs was $3.91. The Company recorded $1.1 million in stock-based compensation expense related to Market-Based RSUs during the year ended December 31, 2022. Unamortized expense related to Market-Based RSUs was $2.6 million as of December 31, 2022.

During the year ended December 31, 2022, the fair value of RSUs that vested was $12.0 million. During the year ended December 31, 2022, the Company recorded $19.0 million, of stock-based compensation related to RSUs. As of December 31, 2022, the unamortized expense related to RSUs was $55.6 million. The weighted average remaining amortization period over which the balance as of December 31, 2022 is to be amortized is 2.84 years.

Compensation Costs

The Company’s founders held 7,270,503 of Legacy SoundHound common stock pre-conversion prior to the Business Combination. The founders exchanged their shares for Legacy SoundHound Class B common stock immediately prior to the closing of the business combination. Upon the Business Combination, the founders exchanged their Legacy SoundHound Class B shares in exchange for 40,396,600 shares of Class B Common Stock according to the Conversion Ratio. As the Class B Common Stock shares have ten votes per share, the exchange resulted in incremental stock-based compensation expense of $1.0 million which is included in general and administrative expenses on the consolidated statements of operations and comprehensive loss for the year ended December 31, 2022.

Stock-based compensation is classified in the following operating expense accounts on the consolidated statements of operations and comprehensive loss for the years ended December 31, 2022 and 2021 (in thousands):

	Year Ended December 31,
	2022	2021
Cost of revenue	$99	$—
Sales and marketing	2,794	509
Research and development	13,986	4,434
General and administrative	11,913	1,379
Total	$28,792	$6,322